Cover	Aug. 11, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2020
Entity File Number	1-08325
Entity Registrant Name	MYR GROUP INC.
Entity Central Index Key	0000700923
Entity Tax Identification Number	36-3158643
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1701 Golf Road
Entity Address, Address Line Two	Suite 3-1012
Entity Address, City or Town	Rolling Meadows
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60008
City Area Code	847
Local Phone Number	290-1891
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MYRG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false